Cover	12 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	GLOBAVEND HOLDINGS LIMITED
Entity Central Index Key	0001978527
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office 1401
Entity Address, Address Line Two	Level 14
Entity Address, Address Line Three	197 St Georges Tce
Entity Address, City or Town	Perth
Entity Address, State or Province	WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000
City Area Code	+61
Local Phone Number	08 6141 3263
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+212
Local Phone Number	947-7200
Contact Personnel Name	c/o Cogency Global Inc.